RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2025
RESEARCH AND DEVELOPMENT EXPENSES.
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 22 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended December 31,
	2025	2024	2023

	U.S. dollars in thousands
Payroll and related expenses	176	222	390
Professional services	881	708	605
Share-based payments	86	156	138
Clinical and pre-clinical trials	531	114	1,891
Intellectual property development	206	238	222
Other	143	150	282
	2,023	1,588	3,528